Derivative Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Warrant Liability [Abstract]
Schedule Of Change In Fair Value Of The Warrant Liabilities
The change in fair value of the derivative warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liabilities – initial measurement	$10,087,924	$10,101,143	$20,189,067
Transfer to Level 1	—	(10,338,960)	(10,338,960)
Change in fair value of derivative warrant liabilities	(3,479,873)	237,817	(3,242,056)

Derivative warrant liabilities at December 31, 2021	$6,608,051	$—	$6,608,051